CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Accounts receivable, net of allowance	$ 3,574	$ 1,263
Prepaid expenses and other current assets, net of allowance	1	0
Long-term investments, net of allowance	76	126
Other assets, net of allowance	$ 0	$ 1
Preferred stock, par or stated value per share	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock held in treasury at cost	1,285,392	0
Common Class A [Member]
Common stock, par or stated value per share	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	47,152,626	15,619,004
Common stock, shares outstanding	47,152,626	15,619,004
Common Class V [Member]
Common stock, par or stated value per share	$ 0.0001	$ 0.0001
Common stock, shares authorized	1	1
Common stock, shares issued	1	1
Common stock, shares outstanding	1	1